Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-2 MONTHLY SERVICER CERTIFICATE For the collection period ended 2-28-2009				PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		3/18/2009

2	Payment Date		3/20/2009

3	Collection Period	2/1/2009	2/28/2009	28

4	Monthly Interest Period — Actual/360	2/20/2009	3/19/2009	28

5	Monthly Interest — 30/360			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	222,000,000.00	176,868,020.82	22,366,785.63	154,501,235.19	0.6959515
7	Class A-2-A Notes	169,000,000.00	169,000,000.00	—	169,000,000.00	1.0000000
8	Class A-2-B Notes	50,000,000.00	50,000,000.00	—	50,000,000.00	1.0000000
9	Class A-3-A Notes	246,000,000.00	246,000,000.00	—	246,000,000.00	1.0000000
10	Class A-3-B Notes	130,000,000.00	130,000,000.00	—	130,000,000.00	1.0000000
11	Class A-4-A Notes	183,000,000.00	183,000,000.00	—	183,000,000.00	1.0000000

12	Total Securities	$1,000,000,000.00	$954,868,020.82	$22,366,785.63	$932,501,235.19

13	Overcollateralization	58,193,871.91	58,193,871.91		58,193,871.91

14	Adjusted Pool Balance	1,058,193,871.91	1,013,061,892.73	22,366,785.63	990,695,107.10

15	YSOC	$147,399,955.01	$138,038,832.76		$133,462,463.92

16	Net Pool Balance	$1,205,593,826.92	$1,151,100,725.49	$22,366,785.63	$1,124,157,571.02

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	2.35775%	324,341.56	1.8338056	22,691,127.19	128.2941206
18	Class A-2-A Notes	4.79000%	674,591.67	3.9916667	674,591.67	3.9916667
19	Class A-2-B Notes	3.97000%	154,388.89	3.0877778	154,388.89	3.0877778
20	Class A-3-A Notes	5.47000%	1,121,350.00	4.5583333	1,121,350.00	4.5583333
21	Class A-3-B Notes	4.47000%	451,966.67	3.4766667	451,966.67	3.4766667
22	Class A-4-A Notes	6.24000%	951,600.00	5.2000000	951,600.00	5.2000000

	Total Securities		3,678,238.78		26,045,024.41

C.	COLLECTIONS AND AVAILABLE FUNDS

23	Scheduled Principal Payments Received	20,279,856.70
24	Scheduled Interest Payments Received	3,665,496.91
25	Prepayments of Principal Received	337,167.53
26	Liquidation Proceeds	4,834,537.45
27	Recoveries Received	65,176.45
28	Other Payments Received to Reduce Principal

29	Subtotal: Total Collections	29,182,235.04

30	Repurchased Receivables	—
31	Net Swap Receipt Class A-2 B Notes	—
32	Net Swap Receipt Class A-3 B Notes	—
33	Swap Replacements Proceeds
34	Reserve Account Excess Amount (Item 93)	3,802.59

35	Total Available Funds, prior to Servicer Advances	29,186,037.63

36	Servicer Advance (Item 76)	—

37	Total Available Funds + Servicer Advance	29,186,037.63

38	Reserve Account Draw Amount (Item 79)	—

39	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	29,186,037.63

D.	DISTRIBUTIONS

	Distribution Summary:
40	Prior Advance Reimbursement (Item 82)	—
41	Servicing Fees (Item 46)	959,250.60
42	Net Swap Payment Class A-2 B Notes	37,763.89
43	Net Swap Payment Class A-3 B Notes	129,602.78
44	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
45	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	3,678,238.78
46	Principal Distribution Amount (Item 80)	22,366,785.63
47	Amount Paid to Reserve Account to Reach Specified Balance	—
48	Subordinated Swap Termination Payments	—
49	Other Amounts Paid to Trustees	—
50	Certificateholders Principal Distribution Amount	—

51	Remaining Funds to Seller	2,014,395.95

Volkswagen Auto Loan Enhanced Trust 2008-2 MONTHLY SERVICER CERTIFICATE For the collection period ended 2-28-2009	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

52	Servicing Fees	959,250.60	—	959,250.60

	Pro rata:
53	Class A-1 Interest	324,341.56	—	324,341.56
54	Class A-2A Interest	674,591.67	—	674,591.67
55	Class A-2B Interest	154,388.89	—	154,388.89
56	Class A-3A Interest	1,121,350.00	—	1,121,350.00
57	Class A-3B Interest	451,966.67	—	451,966.67
58	Class A-4 Interest	951,600.00	—	951,600.00
59	Class A-1 Interest Carryover Shortfall	—	—	—
60	Class A-2A Interest Carryover Shortfall	—	—	—
61	Class A-2B Interest Carryover Shortfall	—	—	—
62	Class A-3A Interest Carryover Shortfall	—	—	—
63	Class A-3B Interest Carryover Shortfall	—	—	—
64	Class A-4 Interest Carryover Shortfall	—	—	—

65	Class A Noteholder Interest	3,678,238.78	—	3,678,238.78

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
66	Beginning Adjusted Pool Balance			1,013,061,892.73
67	Beginning Net Pool Balance		1,151,100,725.49
68	Receipts of Scheduled Principal		(20,279,856.70)
69	Receipts of Prepaid Principal		(337,167.53)
70	Liquidation Proceeds		(4,834,537.45)
71	Other Collections of Principal		—
72	Principal Amount of Repurchases		—
73	Principal Amount of Defaulted Receivables		(1,491,592.79)

74	Ending Net Pool Balance		1,124,157,571.02
75	Yield Supplement Overcollateralization Amount		133,462,463.92

76	Adjusted Pool Balance		990,695,107.10
77	Less: Adjusted Pool Balance - End of Collection Period			990,695,107.10

78	Calculated Principal Distribution Amount			22,366,785.63

	Calculation of Servicer Advance:
79	Available Funds, prior to Servicer Advances (Item 30)			29,186,037.63
80	Less: Prior Advance Reimbursement (Item 35)			—
81	Less: Servicing Fees Paid (Item 36)			959,250.60
82	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			3,716,002.67
83	Less: Calculated Principal Distribution (Item 68)			22,366,785.63

84	Equals: Remaining Available Funds before Servicer Advance			2,143,998.73
85	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

86	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
87	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			2,143,998.73
88	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

89	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

90	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			22,366,785.63

	Reconciliation of Servicer Advance:
91	Beginning Balance of Servicer Advance			—
92	Less: Prior Advance Reimbursement			—
93	Plus: Additional Servicer Advances for Current Period			—
94	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
95	Specified Reserve Account Balance (Lesser of (a) $5,290,969.36, and (b) the aggregate note balance)			5,290,969.36
96	Initial Reserve Account Balance			1,058,193.87
97	Beginning Reserve Account Balance			5,290,969.36
98	Plus: Net Investment Income for the Collection Period			3,802.59

99	Subtotal: Reserve Fund Available for Distribution			5,294,771.95
100	Plus: Deposit of Excess Available Funds (Item 41)			—
101	Less: Reserve Account Draw Amount (Item 79)			—
102	Subtotal Reserve Account Balance			5,294,771.95
103	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			3,802.59

104	Equals: Ending Reserve Account Balance			5,290,969.36

105	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

Volkswagen Auto Loan Enhanced Trust 2008-2 MONTHLY SERVICER CERTIFICATE For the collection period ended 2-28-2009	PAGE 3

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

106	Net Pool Balance	1,205,593,826.92	1,124,157,571
107	Number of Current Contracts	58,057	57,081
108	Weighted Average Loan Rate	3.97%	3.97%
109	Average Remaining Term	57.3	55.0
110	Average Original Term	61.8	62.1
111	Monthly Prepayment Rate		0.45%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
112	Aggregate Outstanding Principal Balance of Charged Off Receivables	59	1,491,592.79
113	Liquidation Proceeds on Related Vehicles		—
114	Recoveries Received on Receivables Previously Charged Off		65,176

115	Net Principal Losses for Current Collection Period	59	1,426,416.34

116	Beginning Net Principal Losses	35	980,590.73
117	Net Principal Losses for Current Collection Period	59	1,426,416.34

118	Cumulative Net Principal Losses	94	2,407,007.07

119	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,205,593,826.92)		0.20%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
120	Current	99.39%	56,770	1,117,304,094.50
121	31 - 60 Days Delinquent	0.52%	270	5,861,390.55
122	61 - 90 Days Delinquent	0.09%	41	992,085.97

123	Total	100.00%	57,081	1,124,157,571.02

	Summary of Swap Payments and Receipts
	Receipts:
124	Net Swap Receipt Class A-2 B Notes			—
125	Net Swap Receipt Class A-3 B Notes			—
126	Swap Replacements Proceeds			—

127	Total Receipts			—

	Payments
128	Net Swap Payment Class A-2 B Notes			37,763.89
129	Net Swap Payment Class A-3 B Notes			129,602.78
130	Senior Swap Termination Payment			—
131	Subordinated Swap Termination Payments			—

132	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month